PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.3%
			Canada: 0.1%
186,000			Fortis, Inc./Canada, 3.055%, 10/04/2026	$ 203,501	0.1

			China: 0.3%
601,000			Alibaba Group Holding Ltd., 3.600%, 11/28/2024	659,995	0.3

			France: 0.6%
572,000		(1)	BNP Paribas SA, 3.500%, 03/01/2023	606,691	0.3
265,000		(1)	BPCE SA, 2.700%, 10/01/2029	285,253	0.1
287,000		(1)	BPCE SA, 5.150%, 07/21/2024	321,809	0.2
				1,213,753	0.6

			Ireland: 0.2%
283,000			Aon PLC, 2.800%, 03/15/2021	285,473	0.2

			Japan: 0.6%
200,000		(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	219,099	0.1
200,000			Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	211,583	0.1
639,000			Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	727,853	0.4
				1,158,535	0.6

			Mexico: 0.0%
MXN	1,007,437	(2),(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN	14,109	(2)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	638	0.0
				638	0.0

			MULTI: 0.1%
80,000		(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	82,169	0.1

			Netherlands: 0.9%
270,000			Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	271,838	0.1
690,000			Shell International Finance BV, 3.250%, 05/11/2025	763,652	0.4
361,000			Shell International Finance BV, 4.000%, 05/10/2046	421,441	0.2
300,000		(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	322,246	0.2
				1,779,177	0.9

			Norway: 0.0%
41,000			Equinor ASA, 3.125%, 04/06/2030	46,125	0.0

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	66,731	0.0

			Switzerland: 0.4%
400,000		(1)	Credit Suisse AG, 6.500%, 08/08/2023	454,442	0.2
250,000			UBS AG/Stamford CT, 7.625%, 08/17/2022	278,486	0.2
				732,928	0.4

			United Kingdom: 0.5%
405,000		(4)	HSBC Holdings PLC, 3.973%, 05/22/2030	453,796	0.2
200,000		(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	221,665	0.1
230,000		(1)	Standard Chartered PLC, 5.300%, 01/09/2043	266,405	0.2
				941,866	0.5

			United States: 18.6%
185,000		(1)	AbbVie, Inc., 3.200%, 11/21/2029	204,208	0.1
150,000			AbbVie, Inc., 3.600%, 05/14/2025	166,392	0.1
374,000		(1)	AbbVie, Inc., 4.050%, 11/21/2039	428,295	0.2
321,000			AbbVie, Inc., 4.300%, 05/14/2036	379,009	0.2
257,000			Activision Blizzard, Inc., 3.400%, 09/15/2026	293,193	0.2
240,000			Advance Auto Parts, Inc., 3.900%, 04/15/2030	270,792	0.1
53,000			Aetna, Inc., 2.800%, 06/15/2023	55,889	0.0
175,000			Altria Group, Inc., 4.500%, 05/02/2043	190,702	0.1
500,000			Altria Group, Inc., 4.800%, 02/14/2029	593,777	0.3
67,000			American Electric Power Co., Inc., 3.250%, 03/01/2050	70,189	0.0
59,000			American International Group, Inc., 4.250%, 03/15/2029	69,267	0.0
459,000			American International Group, Inc., 4.500%, 07/16/2044	539,373	0.3
59,000			American International Group, Inc., 4.750%, 04/01/2048	72,415	0.0
450,000			American Tower Corp., 2.750%, 01/15/2027	485,592	0.3
300,000			Amgen, Inc., 3.200%, 11/02/2027	336,117	0.2
88,000			Amgen, Inc., 4.563%, 06/15/2048	113,034	0.1

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
170,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	$ 211,383	0.1
130,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	158,244	0.1
260,000		Anthem, Inc., 3.700%, 09/15/2049	290,214	0.2
93,000		Apple, Inc., 3.450%, 02/09/2045	110,763	0.1
548,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	531,893	0.3
301,000		AT&T, Inc., 4.300%, 02/15/2030	356,918	0.2
225,000	(4)	Bank of America Corp., 1.898%, 07/23/2031	224,838	0.1
59,000	(4)	Bank of America Corp., 2.496%, 02/13/2031	61,629	0.0
616,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	687,017	0.4
763,000	(4)	Bank of America Corp., 3.864%, 07/23/2024	826,812	0.4
233,000		Bank of America Corp., 4.183%, 11/25/2027	267,660	0.1
258,000	(4)	Bank of America Corp., 4.330%, 03/15/2050	330,425	0.2
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	415,798	0.2
137,000		BAT Capital Corp., 2.259%, 03/25/2028	137,565	0.1
74,000		Boeing Co/The, 5.150%, 05/01/2030	83,116	0.0
233,000		Booking Holdings, Inc., 4.500%, 04/13/2027	273,820	0.1
59,000		Boston Scientific Corp., 4.000%, 03/01/2029	68,646	0.0
41,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	39,180	0.0
266,000		Bristol Myers Squibb Co., 3.875%, 08/15/2025	303,972	0.2
135,000		Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	146,385	0.1
80,000		Brookfield Finance LLC, 3.450%, 04/15/2050	78,806	0.0
25,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	31,826	0.0
65,000	(1)	Carrier Global Corp., 2.722%, 02/15/2030	68,039	0.0
395,000		CBRE Services, Inc., 5.250%, 03/15/2025	453,442	0.2
225,000		Cigna Corp., 3.200%, 03/15/2040	237,485	0.1
59,000		Cigna Corp., 3.400%, 03/15/2050	62,114	0.0
265,000		Citigroup, Inc., 4.125%, 07/25/2028	305,037	0.2
579,000		Citigroup, Inc., 4.000%, 08/05/2024	636,944	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/2025	555,263	0.3
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	300,647	0.2
165,000		Comcast Corp., 2.350%, 01/15/2027	177,510	0.1
59,000		Comcast Corp., 3.750%, 04/01/2040	69,115	0.0
310,000		Comcast Corp., 4.150%, 10/15/2028	374,563	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	137,107	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	113,980	0.1
72,000		Consumers Energy Co., 3.100%, 08/15/2050	78,851	0.0
59,000		Crown Castle International Corp., 4.150%, 07/01/2050	67,525	0.0
65,000		CSX Corp., 4.500%, 08/01/2054	84,268	0.0
510,000		CVS Health Corp., 4.300%, 03/25/2028	597,363	0.3
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	368,041	0.2
106,585		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	99,123	0.1
26,000		Dollar General Corp., 3.500%, 04/03/2030	29,644	0.0
120,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	121,698	0.1
205,000		DTE Electric Co., 2.250%, 03/01/2030	218,469	0.1
200,000		DTE Electric Co., 2.950%, 03/01/2050	211,822	0.1
108,000		DTE Electric Co., 4.300%, 07/01/2044	134,814	0.1
125,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	139,024	0.1
85,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	94,808	0.1
85,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	99,616	0.1
1,026,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,094,864	0.6
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	297,893	0.2
36,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	37,924	0.0
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	256,944	0.1
112,000		Essential Utilities, Inc., 2.704%, 04/15/2030	120,005	0.1
111,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	121,426	0.1
72,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	87,046	0.1
236,000		Exxon Mobil Corp., 2.610%, 10/15/2030	255,218	0.1
57,000		Exxon Mobil Corp., 2.995%, 08/16/2039	60,405	0.0

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
183,000		Exxon Mobil Corp., 3.095%, 08/16/2049	$ 187,393	0.1
147,000		Exxon Mobil Corp., 3.452%, 04/15/2051	162,024	0.1
241,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	259,860	0.1
202,000		FedEx Corp., 4.050%, 02/15/2048	233,490	0.1
59,000		FedEx Corp., 5.250%, 05/15/2050	79,565	0.0
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	518,927	0.3
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	565,183	0.3
233,000		Fiserv, Inc., 3.200%, 07/01/2026	259,145	0.1
215,000		Florida Power & Light Co., 4.125%, 02/01/2042	268,450	0.1
310,000		General Dynamics Corp., 3.500%, 04/01/2027	356,732	0.2
144,000		General Electric Co., 3.625%, 05/01/2030	149,748	0.1
205,000		General Electric Co., 6.750%, 03/15/2032	257,914	0.1
233,000		General Mills, Inc., 2.875%, 04/15/2030	256,116	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	243,882	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	242,641	0.1
945,000		Goldman Sachs Group, Inc./The, 3.000%, 04/26/2022	958,763	0.5
189,000	(1)	Great-West Lifeco US Finance 2020 L.P., 0.904%, 08/12/2025	188,758	0.1
130,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	140,407	0.1
50,000		Home Depot, Inc./The, 3.125%, 12/15/2049	55,686	0.0
270,000		Intel Corp., 3.250%, 11/15/2049	302,015	0.2
59,000		Intel Corp., 4.750%, 03/25/2050	81,312	0.0
55,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	56,843	0.0
162,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	200,760	0.1
150,000		Johnson & Johnson, 3.400%, 01/15/2038	175,756	0.1
50,000		Johnson & Johnson, 3.550%, 03/01/2036	60,631	0.0
225,000	(4)	JPMorgan Chase & Co., 2.522%, 04/22/2031	239,060	0.1
59,000	(4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	72,065	0.0
65,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	63,781	0.0
478,000	(4)	JPMorgan Chase & Co., 6.000%, 12/31/2199	491,538	0.3
110,000		Kimco Realty Corp., 3.700%, 10/01/2049	108,105	0.1
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	245,769	0.1
162,000		Kroger Co/The, 4.650%, 01/15/2048	205,929	0.1
33,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	37,889	0.0
73,000		Lowe's Cos, Inc., 4.050%, 05/03/2047	87,254	0.1
45,000		McDonald's Corp., 3.625%, 05/01/2043	50,457	0.0
50,000		McDonald's Corp., 3.625%, 09/01/2049	56,158	0.0
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	421,834	0.2
170,000		Mississippi Power Co., 4.250%, 03/15/2042	201,412	0.1
233,000		Mondelez International, Inc., 2.750%, 04/13/2030	254,194	0.1
303,000	(4)	Morgan Stanley, 3.622%, 04/01/2031	346,811	0.2
372,000		Morgan Stanley, 3.750%, 02/25/2023	399,434	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	668,222	0.4
78,000	(4)	Morgan Stanley, 5.597%, 03/24/2051	117,975	0.1
150,000		Mosaic Co/The, 3.250%, 11/15/2022	156,817	0.1
70,000		MPLX L.P., 5.250%, 01/15/2025	72,575	0.0
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	333,480	0.2
43,000		Newmont Corp., 3.700%, 03/15/2023	45,250	0.0
143,000		Northern States Power Co/MN, 3.600%, 09/15/2047	169,982	0.1
78,000		NVIDIA Corp., 3.500%, 04/01/2040	91,728	0.1
39,000		ONEOK, Inc., 3.100%, 03/15/2030	37,613	0.0
233,000		Oracle Corp., 2.800%, 04/01/2027	256,152	0.1
78,000		Oracle Corp., 3.600%, 04/01/2040	89,333	0.1
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	54,657	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	113,143	0.1
26,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	25,156	0.0
21,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	20,561	0.0
33,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	33,075	0.0
140,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	154,221	0.1
168,000		PECO Energy Co., 4.150%, 10/01/2044	210,447	0.1
460,000		Philip Morris International, Inc., 3.875%, 08/21/2042	521,051	0.3

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
63,000	(5)	Phillips 66, 3.850%, 04/09/2025	$ 70,074	0.0
45,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	50,474	0.0
160,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	202,220	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	342,747	0.2
133,000		Ross Stores, Inc., 4.700%, 04/15/2027	157,084	0.1
370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	411,852	0.2
35,000		Southern California Edison Co., 3.650%, 02/01/2050	36,559	0.0
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	109,162	0.1
40,000		Texas Instruments, Inc., 3.875%, 03/15/2039	49,611	0.0
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	339,452	0.2
225,000	(1)	T-Mobile USA, Inc., 3.000%, 02/15/2041	222,464	0.1
233,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	261,086	0.1
59,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	67,158	0.0
255,000		Union Electric Co., 3.250%, 10/01/2049	286,787	0.2
90,000		United Parcel Service, Inc., 3.400%, 09/01/2049	102,501	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	271,684	0.1
365,000		Verizon Communications, Inc., 4.125%, 08/15/2046	451,650	0.2
216,000		ViacomCBS, Inc., 3.700%, 08/15/2024	236,620	0.1
252,000		ViacomCBS, Inc., 4.375%, 03/15/2043	267,864	0.1
233,000		VMware, Inc., 4.650%, 05/15/2027	271,868	0.1
245,000		Walmart, Inc., 3.700%, 06/26/2028	289,931	0.2
99,000		Walt Disney Co/The, 5.400%, 10/01/2043	137,091	0.1
240,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	251,593	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	484,505	0.3
			36,160,357	18.6

	Total Corporate Bonds/Notes
	(Cost $40,068,795)		43,331,248	22.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.1%
		United States: 16.1%
218,541	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.922%, 05/25/2036	210,025	0.1
207,903		Alternative Loan Trust 2005-51 3A2A, 2.309%, (12MTA + 1.290%), 11/20/2035	191,110	0.1
69,564		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	48,889	0.0
396,745		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	411,703	0.2
41,087		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	40,962	0.0
40,070		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	39,987	0.0
251,442		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	202,515	0.1
56,609	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.099%, 05/25/2035	56,871	0.0
263,255		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	261,858	0.1
46,167		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.648%, (US0001M + 0.500%), 11/25/2035	21,457	0.0
194,847		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.868%, (US0001M + 0.720%), 11/25/2035	191,317	0.1
238,642	(1),(4)	CSMC Trust 2015-3 B1, 3.919%, 03/25/2045	249,514	0.1
1,999	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 0.670%, (US0001M + 0.500%), 01/27/2037	2,056	0.0
132,858		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250%), 01/25/2029	138,168	0.1
399,488		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	413,592	0.2
506,429		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	525,336	0.3
454,580		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	461,274	0.2

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
459,257		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	$ 458,873	0.2
368,215		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200%), 01/25/2030	364,624	0.2
425,946		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400%), 05/28/2030	419,645	0.2
369,511		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500%), 05/25/2030	367,374	0.2
442,842		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	436,914	0.2
227,372		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	224,199	0.1
216,315	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300%), 08/25/2031	215,919	0.1
367,483	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400%), 04/25/2031	366,965	0.2
62,696	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.598%, (US0001M + 2.450%), 07/25/2031	62,566	0.0
64,534	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	5,611	0.0
15,109	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	2,829	0.0
133,284	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	27,165	0.0
47,544	(6)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	10,093	0.0
21,136	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	4,471	0.0
25,890	(6)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	5,605	0.0
20,572	(6)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	4,406	0.0
25,377	(6)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	4,776	0.0
10,842	(6)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	2,281	0.0
12,145	(6)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	2,585	0.0
381,154	(6)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	51,299	0.0
548,859	(4),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	60,219	0.0
6,924		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	7,623	0.0
9,855		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	11,142	0.0
48,296	(6)	Fannie Mae REMIC Trust 2002-12 SB, 7.602%, (-1.000*US0001M + 7.750%), 07/25/2031	12,221	0.0
29,724	(6)	Fannie Mae REMIC Trust 2002-2 SW, 7.602%, (-1.000*US0001M + 7.750%), 02/25/2032	7,639	0.0
12,470		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	14,681	0.0
5,011		Fannie Mae REMIC Trust 2002-29 F, 1.148%, (US0001M + 1.000%), 04/25/2032	5,118	0.0
15,592	(6)	Fannie Mae REMIC Trust 2002-41 S, 7.802%, (-1.000*US0001M + 7.950%), 07/25/2032	3,364	0.0
1,542		Fannie Mae REMIC Trust 2002-64 FJ, 1.148%, (US0001M + 1.000%), 04/25/2032	1,575	0.0
3,435		Fannie Mae REMIC Trust 2002-68 FH, 0.650%, (US0001M + 0.500%), 10/18/2032	3,450	0.0
573,473	(6)	Fannie Mae REMIC Trust 2002-77 JS, 7.850%, (-1.000*US0001M + 8.000%), 12/18/2032	142,161	0.1
14,527		Fannie Mae REMIC Trust 2002-84 FB, 1.148%, (US0001M + 1.000%), 12/25/2032	14,839	0.0
14,525		Fannie Mae REMIC Trust 2003-11 FA, 1.148%, (US0001M + 1.000%), 09/25/2032	14,837	0.0

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
3,156		Fannie Mae REMIC Trust 2003-116 FA, 0.548%, (US0001M + 0.400%), 11/25/2033	$ 3,166	0.0
19,918	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	4,975	0.0
14,960	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	3,388	0.0
4,351	(6)	Fannie Mae REMIC Trust 2003-52 NS, 6.952%, (-1.000*US0001M + 7.100%), 06/25/2023	182	0.0
352,005	(6)	Fannie Mae REMIC Trust 2004-56 SE, 7.402%, (-1.000*US0001M + 7.550%), 10/25/2033	84,466	0.1
22,453		Fannie Mae REMIC Trust 2005-25 PS, 27.508%, (-4.400*US0001M + 28.160%), 04/25/2035	41,946	0.0
9,634	(6)	Fannie Mae REMIC Trust 2005-40 SB, 6.602%, (-1.000*US0001M + 6.750%), 05/25/2035	1,637	0.0
26,530		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	27,410	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 23.408%, (-4.000*US0001M + 24.000%), 07/25/2035	174,425	0.1
271,714		Fannie Mae REMIC Trust 2005-87 SB, 23.191%, (-3.667*US0001M + 23.833%), 10/25/2035	453,798	0.2
160,954		Fannie Mae REMIC Trust 2006-104 ES, 32.709%, (-5.000*US0001M + 33.450%), 11/25/2036	325,883	0.2
11,722		Fannie Mae REMIC Trust 2006-11 PS, 24.024%, (-3.667*US0001M + 24.567%), 03/25/2036	20,625	0.0
28,554		Fannie Mae REMIC Trust 2006-46 SW, 23.656%, (-3.667*US0001M + 24.199%), 06/25/2036	46,136	0.0
6,359,342	(6)	Fannie Mae REMIC Trust 2006-51 SA, 6.422%, (-1.000*US0001M + 6.570%), 06/25/2036	1,434,949	0.7
54,828	(6)	Fannie Mae REMIC Trust 2006-90 SX, 7.082%, (-1.000*US0001M + 7.230%), 09/25/2036	12,010	0.0
6,599,529	(6)	Fannie Mae REMIC Trust 2007-116 DI, 5.792%, (-1.000*US0001M + 5.940%), 01/25/2038	1,495,486	0.8
44,295	(6)	Fannie Mae REMIC Trust 2007-88 XI, 6.392%, (-1.000*US0001M + 6.540%), 06/25/2037	11,183	0.0
580,600	(6)	Fannie Mae REMIC Trust 2007-89 SB, 6.402%, (-1.000*US0001M + 6.550%), 09/25/2037	103,750	0.1
1,158,577	(6)	Fannie Mae REMIC Trust 2007-94 SG, 6.302%, (-1.000*US0001M + 6.450%), 10/25/2037	271,641	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 24.224%, (-5.000*US0001M + 25.000%), 10/25/2040	858,036	0.5
59,382		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	66,460	0.0
2,477,691	(6)	Fannie Mae REMIC Trust 2011-55 SK, 6.412%, (-1.000*US0001M + 6.560%), 06/25/2041	628,464	0.3
1,880,642	(6)	Fannie Mae REMIC Trust 2011-86 NS, 5.802%, (-1.000*US0001M + 5.950%), 09/25/2041	373,264	0.2
743,315	(6)	Fannie Mae REMIC Trust 2012-10 US, 6.302%, (-1.000*US0001M + 6.450%), 02/25/2042	111,560	0.1
998,821	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	105,342	0.1
2,569,972	(6)	Fannie Mae REMIC Trust 2012-133 PS, 6.052%, (-1.000*US0001M + 6.200%), 03/25/2042	317,085	0.2
1,768,850	(6)	Fannie Mae REMIC Trust 2012-144 SB, 5.952%, (-1.000*US0001M + 6.100%), 01/25/2043	472,457	0.3
1,479,554	(6)	Fannie Mae REMIC Trust 2012-27 SB, 5.832%, (-1.000*US0001M + 5.980%), 11/25/2041	170,028	0.1
1,119,136	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	123,725	0.1
5,825,690	(6)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	338,251	0.2
5,857,027	(6)	Freddie Mac 3502 DL, 5.848%, (-1.000*US0001M + 6.000%), 01/15/2039	1,334,342	0.7
14,907		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	15,567	0.0
12,545		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	13,360	0.0
25,981		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	28,879	0.0
6,116	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	1,121	0.0

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
32,646	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	$ 5,856	0.0
15,588		Freddie Mac REMIC Trust 2122 F, 0.602%, (US0001M + 0.450%), 02/15/2029	15,625	0.0
50,263	(6)	Freddie Mac REMIC Trust 2134 SB, 7.548%, (-1.000*US0001M + 7.700%), 03/15/2029	8,174	0.0
52,860	(6)	Freddie Mac REMIC Trust 2136 SG, 7.498%, (-1.000*US0001M + 7.650%), 03/15/2029	10,148	0.0
68,784	(6)	Freddie Mac REMIC Trust 2177 SB, 8.798%, (-1.000*US0001M + 8.950%), 08/15/2029	14,740	0.0
8,589		Freddie Mac REMIC Trust 2344 FP, 1.102%, (US0001M + 0.950%), 08/15/2031	8,767	0.0
3,879		Freddie Mac REMIC Trust 2412 GF, 1.102%, (US0001M + 0.950%), 02/15/2032	3,954	0.0
32,357		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	38,865	0.0
4,755		Freddie Mac REMIC Trust 2464 FI, 1.152%, (US0001M + 1.000%), 02/15/2032	4,855	0.0
4,877		Freddie Mac REMIC Trust 2470 LF, 1.152%, (US0001M + 1.000%), 02/15/2032	4,980	0.0
6,808		Freddie Mac REMIC Trust 2471 FD, 1.152%, (US0001M + 1.000%), 03/15/2032	6,951	0.0
5,535		Freddie Mac REMIC Trust 2504 FP, 0.652%, (US0001M + 0.500%), 03/15/2032	5,560	0.0
20,010		Freddie Mac REMIC Trust 2551 LF, 0.652%, (US0001M + 0.500%), 01/15/2033	20,221	0.0
31,646		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	32,989	0.0
265,557		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	307,807	0.2
224,270		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	257,491	0.1
46,022		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	52,429	0.0
44,441	(6)	Freddie Mac REMIC Trust 3004 SB, 5.998%, (-1.000*US0001M + 6.150%), 07/15/2035	6,714	0.0
10,185		Freddie Mac REMIC Trust 3025 SJ, 24.191%, (-3.667*US0001M + 24.750%), 08/15/2035	18,063	0.0
640,397	(6)	Freddie Mac REMIC Trust 3223 S, 5.798%, (-1.000*US0001M + 5.950%), 10/15/2036	120,993	0.1
1,762,506	(6)	Freddie Mac REMIC Trust 3505 SA, 5.848%, (-1.000*US0001M + 6.000%), 01/15/2039	427,445	0.2
1,775,864	(6)	Freddie Mac REMIC Trust 3702 S, 4.298%, (-1.000*US0001M + 4.450%), 05/15/2036	249,382	0.1
1,519,438	(6)	Freddie Mac REMIC Trust 3925 SD, 5.898%, (-1.000*US0001M + 6.050%), 07/15/2040	161,498	0.1
890,549	(6)	Freddie Mac REMIC Trust 4136 SW, 6.098%, (-1.000*US0001M + 6.250%), 11/15/2032	161,257	0.1
476,326	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	88,174	0.1
6,884,209	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	991,713	0.5
830,659	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	76,258	0.0
212,768	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.998%, (US0001M + 1.850%), 09/27/2049	208,819	0.1
800,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.248%, (US0001M + 3.100%), 03/25/2050	793,120	0.4
700,000	(1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.298%, (US0001M + 2.150%), 12/25/2030	684,193	0.4
200,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300%), 10/25/2048	196,705	0.1
260,254	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.198%, (US0001M + 2.050%), 07/25/2049	255,889	0.1
149,269		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.048%, (US0001M + 3.900%), 12/25/2027	150,723	0.1

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
94,267		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700%), 04/25/2028	$ 98,446	0.1
53,837		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.948%, (US0001M + 3.800%), 03/25/2025	54,166	0.0
313,056		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.498%, (US0001M + 6.350%), 09/25/2028	327,007	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.598%, (US0001M + 3.450%), 10/25/2029	516,904	0.3
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500%), 03/25/2030	405,410	0.2
257,763		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.698%, (US0001M + 3.550%), 08/25/2029	266,474	0.1
561,603		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650%), 12/25/2029	557,139	0.3
30,630	(4)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.604%, 10/25/2046	30,689	0.0
361,960	(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.498%, (US0001M + 2.350%), 02/25/2049	359,919	0.2
288,255		Ginnie Mae Series 2007-8 SP, 21.542%, (-3.242*US0001M + 22.048%), 03/20/2037	488,425	0.3
1,425,805	(6)	Ginnie Mae Series 2010-68 MS, 5.694%, (-1.000*US0001M + 5.850%), 06/20/2040	269,526	0.1
1,057,375	(6)	Ginnie Mae Series 2012-97 SC, 6.548%, (-1.000*US0001M + 6.700%), 07/16/2041	205,404	0.1
184,308		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.358%, (US0001M + 0.210%), 04/25/2036	175,823	0.1
112,634	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	116,311	0.1
121,024	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	124,616	0.1
496,496	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.465%, 10/25/2050	525,820	0.3
17,154	(4)	GSR Mortgage Loan Trust 2005-AR6 1A4, 3.877%, 09/25/2035	17,351	0.0
507,137		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.358%, (US0001M + 0.210%), 04/25/2046	463,127	0.2
582,558	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 3.254%, 07/25/2035	566,069	0.3
50,837	(4)	JP Morgan Mortgage Trust 2007-A1 7A1, 3.639%, 07/25/2035	50,010	0.0
152,067	(1),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	156,686	0.1
276,406	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.803%, 08/25/2047	288,243	0.2
154,434	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	158,568	0.1
308,869	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	319,020	0.2
153,740	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	158,374	0.1
204,166	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	209,950	0.1
138,105		Lehman XS Trust Series 2005-5N 1A2, 0.508%, (US0001M + 0.360%), 11/25/2035	118,388	0.1
48,497	(4)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 3.952%, 04/25/2036	49,149	0.0
1,915,969	(4),(6)	RALI Series Trust 2006-QO1 X2, 3.200%, 02/25/2046	172,466	0.1
40,303	(1),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	41,403	0.0
214,370	(1),(4)	Sequoia Mortgage Trust 2016-3 A11, 3.000%, 11/25/2046	218,324	0.1
5,060,104	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.168%, 08/25/2045	241,027	0.1
33,930	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.555%, 10/25/2036	32,958	0.0

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
600,918		(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.546%, 12/25/2036	$ 562,948	0.3
114,678		(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.140%, 08/25/2046	108,960	0.1
254,822		(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.353%, 12/25/2036	252,480	0.1
71,458		(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.181%, 04/25/2037	64,849	0.0
71,362			Wells Fargo Alternative Loan 2007-PA2 2A1, 0.578%, (US0001M + 0.430%), 06/25/2037	57,240	0.0
484,448		(1),(4)	Wells Fargo Mortgage Backed Securities 2020-4 A17 Trust, 3.000%, 07/25/2050	495,424	0.3
177,389		(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.773%, 08/20/2045	183,695	0.1

		Total Collateralized Mortgage Obligations
		(Cost $26,996,247)		31,177,846	16.1

SOVEREIGN BONDS: 15.8%
			Australia: 0.2%
AUD	558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	404,590	0.2

			China: 4.0%
CNY	6,880,000		China Government Bond, 3.250%, 06/06/2026	1,021,457	0.5
CNY	31,300,000		China Government Bond, 3.250%, 11/22/2028	4,623,237	2.4
CNY	12,880,000		China Government Bond, 3.290%, 05/23/2029	1,905,347	1.0
CNY	1,780,000		China Government Bond, 4.080%, 10/22/2048	272,560	0.1
				7,822,601	4.0

			Colombia: 0.3%
COP	1,908,500,000		Colombian TES, 7.750%, 09/18/2030	576,659	0.3

			Germany: 1.6%
EUR	1,010,000		Bundesobligation, -0.650%, 10/08/2021	1,192,074	0.6
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	38,259	0.0
EUR	120,000		Bundesrepublik Deutschland Bundesanleihe, -0.710%, 08/15/2026	146,738	0.1
EUR	200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	325,398	0.2
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,659	0.0
EUR	660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,316,688	0.7
				3,031,816	1.6

			Indonesia: 1.8%
IDR	6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	463,608	0.2
IDR	40,117,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	3,020,907	1.6
				3,484,515	1.8

			Italy: 0.8%
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	760,902	0.4
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	764,857	0.4
				1,525,759	0.8

			Peru: 2.2%
PEN	5,200,000		Peru Government Bond, 6.900%, 08/12/2037	1,723,354	0.9
PEN	7,275,000		Peruvian Government International Bond, 6.950%, 08/12/2031	2,476,075	1.3
				4,199,429	2.2

			Portugal: 0.8%
EUR	1,135,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,636,316	0.8

			Romania: 1.7%
RON	4,120,000		Romania Government Bond, 3.250%, 04/29/2024	994,968	0.5
RON	8,760,000		Romania Government Bond, 5.800%, 07/26/2027	2,419,020	1.2
				3,413,988	1.7

			Spain: 1.4%
EUR	870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,137,488	0.6
EUR	908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,504,884	0.8
				2,642,372	1.4

			United Kingdom: 1.0%
GBP	1,500,000		United Kingdom Gilt, 4.000%, 03/07/2022	2,047,542	1.0

		Total Sovereign Bonds
		(Cost $29,457,716)		30,785,587	15.8

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.5%
		Federal Home Loan Mortgage Corporation: 0.8%(7)
804,858		3.500%,01/01/2048	$ 855,979	0.4
181,022		4.000%,09/01/2045	197,552	0.1
98,617		4.000%,09/01/2045	107,589	0.1
98,169		4.000%,09/01/2045	106,775	0.1
88,022		4.000%,09/01/2045	96,192	0.0
132,547		4.000%,05/01/2046	143,791	0.1
8,699		5.000%,12/01/2034	9,794	0.0
27,666		6.000%,02/01/2034	32,730	0.0
1,374		6.500%,02/01/2022	1,424	0.0
1,900		6.500%,09/01/2022	1,970	0.0
2,010		6.500%,08/01/2032	2,341	0.0
5,844		6.500%,07/01/2034	6,545	0.0
4,400		6.500%,07/01/2034	4,927	0.0
			1,567,609	0.8

		Federal National Mortgage Association: 0.0%(7)
72,898		3.588%, (US0012M + 1.777%),10/01/2036	77,024	0.0

		Government National Mortgage Association: 2.4%
668,000	(8)	2.000%,10/20/2050	693,937	0.4
667,000	(8)	2.500%,11/19/2050	699,126	0.4
3,048,000	(8)	3.000%,11/19/2050	3,190,161	1.6
24,359		5.000%,04/15/2034	27,317	0.0
11,659		6.500%,02/20/2035	13,585	0.0
			4,624,126	2.4

		Uniform Mortgage-Backed Securities: 6.3%
4,078,000	(8)	2.500%,10/25/2050	4,277,440	2.2
1,836,000	(8)	2.000%,12/14/2050	1,893,572	1.0
42,928		2.500%,06/01/2030	45,468	0.0
59,551		2.500%,06/01/2030	63,028	0.0
25,016		2.500%,07/01/2030	26,502	0.0
837,174		3.500%,09/01/2049	884,701	0.5
1,788,450		3.500%,02/01/2050	1,884,670	1.0
89,273		4.000%,05/01/2045	96,682	0.1
1,592,723		4.000%,04/01/2049	1,715,947	0.9
886,475		4.000%,02/01/2050	945,900	0.5
54,879		5.000%,06/01/2041	62,472	0.0
10,898		5.500%,09/01/2024	12,088	0.0
260		6.000%,05/01/2021	262	0.0
56,300		6.000%,11/01/2034	66,618	0.0
91,954		6.000%,04/01/2035	108,980	0.1
39,268		6.500%,12/01/2029	43,968	0.0
16,532		6.500%,01/01/2034	18,756	0.0
253		7.000%,04/01/2033	292	0.0
14,108		7.500%,09/01/2032	16,778	0.0
32,064		7.500%,01/01/2033	37,936	0.0
			12,202,060	6.3

	Total U.S. Government Agency Obligations
	(Cost $18,301,471)		18,470,819	9.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.8%
		United States: 8.8%
6,857,862	(4),(6)	BANK 2017-BNK5 XA, 1.213%, 06/15/2060	334,477	0.2
900,000	(1),(4)	BANK 2017-BNK6 E, 2.786%, 07/15/2060	497,880	0.3
1,948,000	(1),(4),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	152,368	0.1
991,461	(4),(6)	BANK 2019-BNK16 XA, 1.124%, 02/15/2052	64,071	0.0
8,020,000	(1),(4),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	220,016	0.1
380,000	(1)	BBCMS 2018-TALL C Mortgage Trust, 1.273%, (US0001M + 1.121%), 03/15/2037	358,465	0.2
210,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	183,144	0.1
1,194,233	(4),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.211%, 03/15/2052	87,173	0.0
180,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	181,491	0.1
5,889,455	(4),(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.919%, 07/15/2053	720,587	0.4
655,016	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.802%, (US0001M + 2.650%), 10/15/2036	641,691	0.3
499,543	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.652%, (US0001M + 2.500%), 12/15/2029	494,721	0.3
100,000	(1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.300%, (US0001M + 2.100%), 10/15/2037	99,875	0.0
270,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	251,493	0.1
170,000	(1)	BXMT 2017-FL1 B Ltd., 1.651%, (US0001M + 1.500%), 06/15/2035	169,155	0.1
160,000	(1)	BXMT 2020-FL2 B Ltd., 1.551%, (US0001M + 1.400%), 02/16/2037	156,513	0.1
1,813,830	(4),(6)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	111,626	0.1
7,900,000	(4),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.991%, 08/10/2049	349,013	0.2
3,189,126	(4),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.248%, 10/12/2050	162,047	0.1
9,237,577	(1),(4),(6)	COMM 2012-LTRT XA, 1.038%, 10/05/2030	117,765	0.1
110,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	93,849	0.0
10,993,579	(4),(6)	COMM 2014-CR16 XA, 1.137%, 04/10/2047	318,587	0.2
570,000	(1),(4)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	470,002	0.2
570,000	(4)	COMM 2016-COR1 C, 4.528%, 10/10/2049	577,467	0.3
4,159,558	(4),(6)	COMM 2016-CR28 XA, 0.770%, 02/10/2049	111,512	0.1

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
320,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 C, 1.582%, (US0001M + 1.430%), 05/15/2036	$ 318,411	0.2
200,000	(4)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	160,148	0.1
290,000	(1),(4)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	228,313	0.1
300,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.805%, (US0001M + 3.650%), 07/10/2044	214,853	0.1
580,210	(1),(4),(6)	DBUBS 2011-LC1A XA, 0.788%, 11/10/2046	38	0.0
270,000	(1),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	247,402	0.1
3,840,000	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.913%, 01/25/2043	29,386	0.0
7,000,000	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.851%, 12/25/2041	338,527	0.2
35,480,497	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	28,892	0.0
450,000	(1),(4)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	447,269	0.2
730,000	(1)	Great Wolf Trust 2019-WOLF A, 1.186%, (US0001M + 1.034%), 12/15/2029	706,231	0.4
31,356	(1),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	31,059	0.0
180,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	86,442	0.0
3,833,410	(4),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.202%, 11/10/2046	101,519	0.1
2,304,554	(4),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.183%, 05/10/2050	131,893	0.1
410,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	387,412	0.2
310,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	280,875	0.1
1,740,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,279,880	0.7
5,563,922	(4),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.643%, 06/15/2045	64,803	0.0
270,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	284,950	0.1
660,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	721,275	0.4
735,226	(1)	KKR Industrial Portfolio Trust 2020-AIP C, 1.785%, (US0001M + 1.633%), 03/15/2037	734,330	0.4
17,800	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	17,764	0.0
2,837,187	(1),(4),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.146%, 03/10/2050	91,655	0.0
1,090,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.760%, 11/15/2045	678,713	0.3
18,750,000	(1),(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.605%, 12/15/2047	344,940	0.2
570,000	(1),(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.675%, 09/15/2047	571,898	0.3
170,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	168,459	0.1
320,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	305,980	0.2
220,000	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	217,657	0.1
3,012,736	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.956%, 08/15/2045	70,124	0.0
550,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.398%, 03/15/2045	363,419	0.2
330,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.106%, 06/15/2046	258,715	0.1
9,067,847	(4),(6)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.190%, 03/15/2047	219,573	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $18,467,898)		17,057,793	8.8

ASSET-BACKED SECURITIES: 6.0%
		United States: 6.0%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 2.618%, (US0003M + 2.350%), 04/14/2029	493,244	0.2

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			United States: (continued)
350,000		(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.673%, (US0003M + 1.400%), 10/17/2030	$ 346,170	0.2
500,000		(1)	Barings Clo Ltd. 2019-4A C, 3.075%, (US0003M + 2.800%), 01/15/2033	500,705	0.3
412,500		(1)	BlueMountain CLO 2013-2A CR, 2.208%, (US0003M + 1.950%), 10/22/2030	390,715	0.2
400,000		(1)	CIFC Funding 2013-IA BR Ltd., 2.671%, (US0003M + 2.400%), 07/16/2030	393,030	0.2
500,000		(1)	CIFC Funding 2020-2A A1 Ltd., 1.933%, (US0003M + 1.650%), 08/24/2032	500,575	0.3
262,539		(4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.825%, 03/25/2036	171,479	0.1
400,000		(1)	Clear Creek CLO 2015-1A CR, 2.222%, (US0003M + 1.950%), 10/20/2030	385,254	0.2
500,000		(1)	Galaxy XV CLO Ltd. 2013-15A CR, 2.275%, (US0003M + 2.000%), 10/15/2030	480,144	0.2
400,000		(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 2.022%, (US0003M + 1.750%), 04/20/2031	384,614	0.2
514,707		(1)	Invitation Homes 2017-SFR2 A Trust, 1.001%, (US0001M + 0.850%), 12/17/2036	514,483	0.3
1,040,000		(1)	Invitation Homes 2018-SFR1 D Trust, 1.601%, (US0001M + 1.450%), 03/17/2037	1,041,889	0.5
500,000		(1)	Jay Park CLO Ltd. 2016-1A BR, 2.272%, (US0003M + 2.000%), 10/20/2027	496,189	0.3
250,000		(1)	LCM XIV L.P. 14A AR, 1.312%, (US0003M + 1.040%), 07/20/2031	245,502	0.1
1,000,000		(1)	LCM XXIV Ltd. 24A C, 2.522%, (US0003M + 2.250%), 03/20/2030	959,862	0.5
250,000		(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.072%, (US0003M + 1.800%), 04/20/2030	240,954	0.1
400,000		(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 2.406%, (US0003M + 2.150%), 01/23/2031	390,372	0.2
200,000		(1),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	213,749	0.1
500,000		(1)	OCP CLO 2014-5 A BR Ltd., 2.045%, (US0003M + 1.800%), 04/26/2031	475,395	0.2
500,000		(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.904%, (US0003M + 1.700%), 07/15/2031	500,628	0.3
250,000		(1)	Palmer Square Loan Funding 2018-1A C Ltd., 2.125%, (US0003M + 1.850%), 04/15/2026	237,640	0.1
1,060,000		(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,090,274	0.6
400,000		(1)	Shackleton CLO Ltd. 2019-15A C, 3.075%, (US0003M + 2.800%), 01/15/2030	397,953	0.2
250,000		(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 2.272%, (US0003M + 2.000%), 10/18/2030	235,543	0.1
560,000		(1)	THL Credit Wind River 2017-3A C CLO Ltd., 2.475%, (US0003M + 2.200%), 10/15/2030	547,034	0.3

		Total Asset-Backed Securities
		(Cost $11,683,970)		11,633,397	6.0

U.S. TREASURY OBLIGATIONS: 2.5%
			U.S. Treasury Bonds: 1.0%
790,000			0.625%,08/15/2030	785,495	0.4
199,000			1.125%,08/15/2040	195,315	0.1
889,000			1.250%,05/15/2050	842,675	0.5
				1,823,485	1.0

			U.S. Treasury Notes: 1.5%
10,000			1.125%,08/31/2021	10,088	0.0
741,000			0.125%,09/30/2022	740,942	0.4
791,000			0.125%,09/15/2023	790,289	0.4
736,000			0.250%,09/30/2025	735,051	0.4
711,000			0.375%,09/30/2027	706,279	0.3
				2,982,649	1.5

		Total U.S. Treasury Obligations
		(Cost $4,818,043)		4,806,134	2.5

STRUCTURED NOTES: –%
			Russia: –%
RUB	3,719,604	(2)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	–	–

		Total Structured Notes
		(Cost $133,448)		–	–

Shares				Value	Percentage of Net Assets
COMMON STOCK: 0.0%
			United States: 0.0%
43,083		(2),(5),(9)	American Media, Inc.	–	–
18		(9)	Ingevity Corp.	890	0.0
4,988		(9)	Resolute Forest Products, Inc.	22,346	0.0

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets
COMMON STOCK: (continued)
United States: (continued)
120	WestRock Co.	$ 4,169	0.0

Total Common Stock
(Cost $1,305,734)	27,405	0.0

MUTUAL FUNDS: 23.7%
United States: 23.7%
849,811	Voya Emerging Markets Corporate Debt Fund - Class P	8,532,098	4.4
1,454,988	Voya Emerging Markets Hard Currency Debt Fund - Class P	13,866,040	7.1
1,920,076	Voya Emerging Markets Local Currency Debt Fund - Class P	12,710,907	6.6
1,405,104	Voya High Yield Bond Fund - Class P	10,847,405	5.6

Total Mutual Funds
(Cost $49,745,638)	45,956,450	23.7

Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
Total Purchased Options
(Cost $108,288)	63,491	0.0

Total Long-Term Investments
(Cost $201,087,248)	203,310,170	104.7

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
Repurchase Agreements: 0.0%
48,295	(11)	Citibank N.A., Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $48,295, collateralized by various U.S. Government Securities, 0.125%-7.875%, Market Value plus accrued interest $49,261, due 02/15/21-02/15/45)
(Cost $48,295)	48,295	0.0

Shares	Value	Percentage of Net Assets
Mutual Funds: 0.0%
13,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
(Cost $13,000)	13,000	0.0

Total Short-Term Investments
(Cost $61,295)	61,295	0.0

Total Investments in Securities (Cost $201,148,543)	$203,371,465	104.7
Liabilities in Excess of Other Assets	(9,098,718)	(4.7)
Net Assets	$194,272,747	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(5)	Security, or a portion of the security, is on loan.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a TBA transaction.
(9)	Non-income producing security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2020.

Currency Abbreviations:
AUD	Australian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	23.7%
Collateralized Mortgage Obligations	16.1
Sovereign Bonds	15.8
Commercial Mortgage-Backed Securities	8.8
Financial	8.4
Uniform Mortgage-Backed Securities	6.3
Other Asset-Backed Securities	6.0
Consumer, Non-cyclical	3.7
U.S. Government Agency Obligations	3.2
Utilities	2.5
U.S. Treasury Obligations	2.5
Communications	2.5
Energy	2.0
Technology	1.2
Industrial	1.1
Consumer, Cyclical	0.8
Basic Materials	0.1
Communication Services	0.0
Purchased Options	0.0
Materials	0.0
Structured Notes	0.0
Short-Term Investments	0.0
Liabilities in Excess of Other Assets	(4.7)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
United States	$27,405	$–	$–	$27,405
Total Common Stock	27,405	–	–	27,405
Mutual Funds	45,956,450	–	–	45,956,450
Purchased Options	–	63,491	–	63,491
Corporate Bonds/Notes	–	43,330,610	638	43,331,248
Collateralized Mortgage Obligations	–	31,177,846	–	31,177,846
Asset-Backed Securities	–	11,633,397	–	11,633,397
U.S. Government Agency Obligations	–	18,470,819	–	18,470,819
Commercial Mortgage-Backed Securities	–	17,057,793	–	17,057,793
Sovereign Bonds	–	30,785,587	–	30,785,587
U.S. Treasury Obligations	–	4,806,134	–	4,806,134
Structured Notes	–	–	–	–
Short-Term Investments	13,000	48,295	–	61,295
Total Investments, at fair value	$45,996,855	$157,373,972	$638	$203,371,465
Other Financial Instruments+
Centrally Cleared Swaps	–	3,114,086	–	3,114,086
Forward Foreign Currency Contracts	–	1,964,146	–	1,964,146
Futures	176,638	–	–	176,638
OTC Swaps	–	18,582	–	18,582
Total Assets	$46,173,493	$162,470,786	$638	$208,644,917
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,696,009)	$–	$(3,696,009)
Forward Foreign Currency Contracts	–	(2,318,418)	–	(2,318,418)
Futures	(18,888)	–	–	(18,888)
OTC Swaps	–	(9,121)	–	(9,121)
Written Options	–	(53,206)	–	(53,206)
Total Liabilities	$(18,888)	$(6,076,754)	$–	$(6,095,642)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Issuer
Voya Emerging Markets Corporate Debt Fund - Class P	$6,534,186	$2,076,399	$-	$(78,487)	$8,532,098	$276,398	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	11,083,391	3,208,966	-	(426,317)	13,866,040	508,960	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	13,806,553	125,063	-	(1,220,709)	12,710,907	125,057	-	-
Voya High Yield Bond Fund - Class P	7,285,686	3,836,079	-	(274,360)	10,847,405	336,926	-	-
	$38,709,816	$9,246,507	$-	$(1,999,873)	$45,956,450	$1,247,341	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,771,692	PEN 6,292,520	Banco Bilbao Vizcaya Argentaria, S.A.	10/16/20	$25,516
USD 1,284,671	RON 5,285,722	Barclays Bank PLC	10/22/20	15,032
USD 19,584	PHP 966,184	Barclays Bank PLC	10/22/20	(341)
USD 1,284,799	RON 5,285,722	Barclays Bank PLC	10/22/20	15,160
USD 328,812	MYR 1,364,963	Barclays Bank PLC	10/22/20	446
USD 1,284,799	RON 5,285,722	Barclays Bank PLC	10/22/20	15,160
NOK 17,228,481	USD 1,912,611	BNP Paribas	10/02/20	(65,548)
USD 2,550,243	CHF 2,315,027	BNP Paribas	10/02/20	36,779
CAD 1,006,493	USD 765,195	BNP Paribas	10/02/20	(9,315)
GBP 1,160,364	USD 1,552,939	BNP Paribas	10/02/20	(55,656)
USD 1,090,617	GBP 822,404	BNP Paribas	10/02/20	29,423
USD 910,553	AUD 1,234,749	BNP Paribas	10/02/20	26,164
USD 765,420	CAD 1,009,141	BNP Paribas	10/02/20	7,551
USD 564,234	EUR 478,126	BNP Paribas	10/02/20	3,652
USD 392,020	AUD 547,145	BNP Paribas	10/02/20	127
USD 988,682	SEK 8,541,934	BNP Paribas	10/02/20	34,899
USD 1,568,156	JPY 166,386,832	BNP Paribas	10/02/20	(9,494)
GBP 1,205,762	USD 1,612,387	BNP Paribas	10/02/20	(56,525)
CHF 1,573,642	USD 1,732,170	BNP Paribas	10/02/20	(23,640)
CHF 1,937,115	USD 2,112,298	BNP Paribas	10/02/20	(9,139)
CHF 1,548,950	USD 1,706,494	BNP Paribas	10/02/20	(24,772)
AUD 1,489,619	USD 1,075,982	BNP Paribas	10/02/20	(9,042)
CAD 1,888,965	USD 1,433,336	BNP Paribas	10/02/20	(14,715)
AUD 3,494,519	USD 2,465,156	BNP Paribas	10/02/20	37,794
USD 1,433,034	GBP 1,107,176	BNP Paribas	10/02/20	4,383
USD 2,785,652	GBP 2,147,964	BNP Paribas	10/02/20	14,014
USD 2,035,231	NZD 3,077,760	BNP Paribas	10/02/20	(864)
USD 2,834,535	CHF 2,626,877	BNP Paribas	10/02/20	(17,511)
NZD 357,022	USD 233,543	BNP Paribas	10/02/20	2,645
NOK 5,418,965	USD 601,523	BNP Paribas	10/02/20	(20,556)
NZD 2,092,759	USD 1,369,455	BNP Paribas	10/02/20	15,011
NZD 1,789,045	USD 1,167,942	BNP Paribas	10/02/20	15,602
NOK 7,732,669	USD 859,653	BNP Paribas	10/02/20	(30,635)
NOK 5,220,023	USD 586,592	BNP Paribas	10/02/20	(26,954)
NZD 1,719,544	USD 1,141,614	BNP Paribas	10/02/20	(4,048)
SEK 18,467,336	USD 2,124,868	BNP Paribas	10/02/20	(62,826)
USD 1,360,366	GBP 1,052,736	BNP Paribas	10/02/20	1,961
SEK 9,723,956	USD 1,113,434	BNP Paribas	10/02/20	(27,668)
USD 1,032,568	PEN 3,667,632	BNP Paribas	10/16/20	14,799
USD 1,032,882	PEN 3,667,632	BNP Paribas	10/16/20	15,113
CNY 2,943,774	USD 419,611	BNP Paribas	10/22/20	13,217
SGD 537,066	USD 390,113	BNP Paribas	10/22/20	3,335
KRW 2,556,861,130	USD 2,141,802	BNP Paribas	10/22/20	48,833
USD 1,384,388	IDR 20,656,549,381	BNP Paribas	10/22/20	(2,596)
USD 706,472	RUB 52,509,157	BNP Paribas	10/22/20	31,815
USD 1,384,295	IDR 20,656,549,381	BNP Paribas	10/22/20	(2,689)
USD 541,033	THB 16,846,826	BNP Paribas	10/22/20	9,400
CNY 12,677,308	USD 1,805,650	BNP Paribas	10/22/20	58,315
NOK 10,434,459	USD 1,116,835	BNP Paribas	12/04/20	5,131
AUD 2,455,840	USD 1,737,306	BNP Paribas	12/04/20	21,975
CAD 2,916,993	USD 2,179,414	BNP Paribas	12/04/20	11,715
USD 1,409,151	CHF 1,293,615	BNP Paribas	12/04/20	2,052
USD 1,149,266	GBP 890,024	BNP Paribas	12/04/20	1,692
CAD 979,606	USD 744,771	Brown Brothers Harriman & Co.	10/02/20	(9,082)
USD 1,282,815	GBP 981,650	Brown Brothers Harriman & Co.	10/02/20	16,137
USD 1,174,932	AUD 1,640,357	Brown Brothers Harriman & Co.	10/02/20	26
CAD 1,158,235	USD 880,299	Brown Brothers Harriman & Co.	10/02/20	(10,459)
CAD 10,180,449	USD 7,717,173	Brown Brothers Harriman & Co.	10/02/20	(71,611)
USD 553,781	SEK 4,784,751	Brown Brothers Harriman & Co.	10/02/20	19,521
USD 635,500	GBP 496,048	Brown Brothers Harriman & Co.	10/02/20	(4,578)
USD 579,659	AUD 797,621	Brown Brothers Harriman & Co.	10/02/20	8,362
EUR 609,462	USD 722,663	Brown Brothers Harriman & Co.	10/02/20	(8,095)
NOK 6,515,297	USD 696,974	Brown Brothers Harriman & Co.	10/02/20	1,530
NOK 8,606,154	USD 950,927	Brown Brothers Harriman & Co.	10/02/20	(28,262)
NOK 11,353,004	USD 1,195,080	Brown Brothers Harriman & Co.	10/02/20	22,074
EUR 8,431	USD 9,999	Brown Brothers Harriman & Co.	10/02/20	(113)

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

EUR 686,540	USD 813,804	Brown Brothers Harriman & Co.	10/02/20	$(8,866)
EUR 863,048	USD 1,017,121	Brown Brothers Harriman & Co.	10/02/20	(5,235)
JPY 2,797,564,803	USD 26,397,151	Brown Brothers Harriman & Co.	10/02/20	128,851
EUR 32,571,815	USD 38,680,171	Brown Brothers Harriman & Co.	10/02/20	(491,129)
USD 1,403,453	CHF 1,304,223	Brown Brothers Harriman & Co.	10/02/20	(12,565)
NOK 6,117,320	USD 659,109	Brown Brothers Harriman & Co.	10/02/20	(3,272)
GBP 414,953	USD 528,894	Brown Brothers Harriman & Co.	10/02/20	6,542
GBP 1,499,673	USD 1,918,623	Brown Brothers Harriman & Co.	10/02/20	16,489
GBP 624,521	USD 798,904	Brown Brothers Harriman & Co.	10/02/20	6,951
NZD 815,172	USD 549,696	Brown Brothers Harriman & Co.	10/02/20	(10,419)
NZD 592,417	USD 398,227	Brown Brothers Harriman & Co.	10/02/20	(6,312)
GBP 628,726	USD 837,705	Brown Brothers Harriman & Co.	10/02/20	(26,425)
NZD 2,696,190	USD 1,821,508	Brown Brothers Harriman & Co.	10/02/20	(37,842)
EUR 698,396	USD 827,687	Brown Brothers Harriman & Co.	10/02/20	(8,848)
AUD 1,092,230	USD 795,663	Brown Brothers Harriman & Co.	10/02/20	(13,352)
USD 12,044	JPY 1,277,055	Brown Brothers Harriman & Co.	10/02/20	(65)
USD 458,302	EUR 392,655	Brown Brothers Harriman & Co.	10/02/20	(2,069)
USD 783,505	AUD 1,076,187	Brown Brothers Harriman & Co.	10/02/20	12,686
USD 566,876	SEK 4,946,164	Brown Brothers Harriman & Co.	10/02/20	14,592
USD 1,419,268	NZD 2,113,293	Brown Brothers Harriman & Co.	10/02/20	21,218
CHF 788,682	USD 862,917	Brown Brothers Harriman & Co.	10/02/20	(6,631)
USD 548,175	EUR 464,593	Brown Brothers Harriman & Co.	10/02/20	3,460
USD 541,413	CAD 713,877	Brown Brothers Harriman & Co.	10/02/20	5,289
USD 852,767	CAD 1,134,686	Brown Brothers Harriman & Co.	10/02/20	613
SEK 2,936,697	USD 335,213	Brown Brothers Harriman & Co.	10/02/20	(7,305)
SEK 4,867,895	USD 556,426	Brown Brothers Harriman & Co.	10/02/20	(12,882)
USD 639,753	EUR 538,884	Brown Brothers Harriman & Co.	10/02/20	7,934
USD 1,303,336	EUR 1,100,991	Brown Brothers Harriman & Co.	10/02/20	12,472
USD 553,368	CAD 729,611	Brown Brothers Harriman & Co.	10/02/20	5,428
USD 753,807	CAD 995,141	Brown Brothers Harriman & Co.	10/02/20	6,452
USD 940,089	EUR 795,745	Brown Brothers Harriman & Co.	10/02/20	7,113
USD 801,302	CHF 729,147	Brown Brothers Harriman & Co.	10/02/20	9,655
CHF 2,918,578	USD 3,224,674	Brown Brothers Harriman & Co.	10/02/20	(55,923)
USD 436,065	JPY 46,188,918	Brown Brothers Harriman & Co.	10/02/20	(1,890)
USD 636,040	NOK 5,580,303	Brown Brothers Harriman & Co.	10/02/20	37,777
CAD 707,253	USD 541,293	Brown Brothers Harriman & Co.	10/02/20	(10,143)
USD 941,871	AUD 1,305,775	Brown Brothers Harriman & Co.	10/02/20	6,609
USD 770,787	CAD 1,005,513	Brown Brothers Harriman & Co.	10/02/20	15,642
USD 543,607	JPY 57,547,941	Brown Brothers Harriman & Co.	10/02/20	(2,052)
USD 565,290	SEK 4,887,936	Brown Brothers Harriman & Co.	10/02/20	19,509
USD 776,362	CHF 698,540	Brown Brothers Harriman & Co.	10/02/20	17,946
USD 649,158	NOK 5,666,133	Brown Brothers Harriman & Co.	10/02/20	41,693
USD 566,574	GBP 432,307	Brown Brothers Harriman & Co.	10/02/20	8,745
USD 356,399	CHF 324,949	Brown Brothers Harriman & Co.	10/02/20	3,596
USD 1,175,076	AUD 1,619,295	Brown Brothers Harriman & Co.	10/02/20	15,255
SEK 5,158,675	USD 586,869	Brown Brothers Harriman & Co.	10/02/20	(10,857)
NOK 3,735,896	USD 413,182	Brown Brothers Harriman & Co.	10/02/20	(12,657)
TRY 2,823,009	USD 374,606	Brown Brothers Harriman & Co.	10/22/20	(10,991)
USD 799,646	GBP 621,764	Brown Brothers Harriman & Co.	12/04/20	(2,913)
USD 477,745	EUR 398,407	Citibank N.A.	10/02/20	10,630
NZD 2,067,102	USD 1,380,803	Citibank N.A.	10/02/20	(13,311)
CHF 1,451,057	USD 1,595,217	Citibank N.A.	10/02/20	(19,779)
NZD 1,821,496	USD 1,202,673	Citibank N.A.	10/02/20	2,338
USD 1,676,737	NOK 16,098,855	Citibank N.A.	10/02/20	(49,219)
NOK 10,799,107	USD 1,193,614	Citibank N.A.	10/02/20	(35,844)
CHF 1,477,971	USD 1,624,099	Citibank N.A.	10/02/20	(19,441)
AUD 1,103,329	USD 805,763	Citibank N.A.	10/02/20	(15,504)
USD 1,305,992	CAD 1,737,688	Citibank N.A.	10/02/20	981
GBP 894,559	USD 1,151,047	Citibank N.A.	10/02/20	3,252
GBP 313,084	USD 415,647	Citibank N.A.	10/02/20	(11,657)
USD 620,492	EUR 525,919	Citibank N.A.	10/02/20	3,875
USD 4,387,809	NOK 41,552,553	Citibank N.A.	10/02/20	(67,034)
USD 1,959,920	AUD 2,706,262	Citibank N.A.	10/02/20	21,558
SEK 16,614,748	USD 1,894,509	Citibank N.A.	10/02/20	(39,325)
USD 1,092,176	MXN 24,816,940	Citibank N.A.	10/16/20	(28,255)
MXN 18,636,838	USD 874,481	Citibank N.A.	10/16/20	(33,068)
USD 1,385,843	IDR 20,656,549,381	Citibank N.A.	10/22/20	(1,141)
TRY 74,269	USD 10,009	Citibank N.A.	10/22/20	(443)
NOK 41,552,553	USD 4,388,313	Citibank N.A.	12/04/20	67,022
GBP 30,000	USD 38,628	Deutsche Bank AG	10/02/20	83

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

USD 5,349	JPY 565,085	Deutsche Bank AG	10/02/20	$(9)
USD 715,108	CAD 942,200	Deutsche Bank AG	10/02/20	7,511
NOK 3,863,319	USD 433,091	Deutsche Bank AG	10/02/20	(18,905)
USD 378,152	AUD 513,281	Deutsche Bank AG	10/02/20	10,514
AUD 813,599	USD 585,653	Deutsche Bank AG	10/02/20	(2,912)
JPY 1,182,456	USD 11,215	Deutsche Bank AG	12/04/20	6
USD 966,840	BRL 5,255,165	Goldman Sachs International	10/16/20	31,421
ILS 792,296	USD 232,293	Goldman Sachs International	10/22/20	(970)
RUB 26,393,423	USD 351,931	Goldman Sachs International	10/22/20	(12,818)
CNY 3,622,426	USD 529,236	Goldman Sachs International	10/22/20	3,375
USD 788,694	CLP 606,983,865	HSBC Bank USA N.A.	10/16/20	15,436
CLP 611,589,216	USD 765,630	HSBC Bank USA N.A.	10/16/20	13,495
USD 348,839	TRY 2,612,349	HSBC Bank USA N.A.	10/22/20	12,358
IDR 8,933,959,174	USD 593,974	HSBC Bank USA N.A.	10/22/20	5,897
USD 1,123,197	ZAR 19,528,260	HSBC Bank USA N.A.	10/22/20	(39,810)
USD 492,785	DKK 3,145,127	JPMorgan Chase Bank N.A.	10/02/20	(2,518)
MXN 12,547	USD 566	JPMorgan Chase Bank N.A.	10/16/20	–
USD 1,031,132	PEN 3,667,632	JPMorgan Chase Bank N.A.	10/16/20	13,363
USD 411,395	IDR 6,094,398,716	JPMorgan Chase Bank N.A.	10/22/20	2,186
DKK 3,145,127	USD 493,370	JPMorgan Chase Bank N.A.	12/04/20	2,513
USD 6,897,568	NZD 10,515,819	Morgan Stanley Capital Services LLC	10/02/20	(59,180)
USD 23,625,807	JPY 2,492,450,075	Morgan Stanley Capital Services LLC	10/02/20	(7,153)
USD 37,738,487	EUR 32,356,556	Morgan Stanley Capital Services LLC	10/02/20	(198,173)
USD 2,581,522	GBP 2,009,822	Morgan Stanley Capital Services LLC	10/02/20	(11,863)
USD 5,025,708	CAD 6,718,915	Morgan Stanley Capital Services LLC	10/02/20	(20,227)
GBP 2,160,169	USD 2,830,915	Morgan Stanley Capital Services LLC	10/02/20	(43,528)
AUD 7,575,051	USD 5,462,057	Morgan Stanley Capital Services LLC	10/02/20	(36,425)
USD 562,177	SEK 4,883,798	Morgan Stanley Capital Services LLC	10/02/20	16,858
EUR 572,173	USD 678,463	Morgan Stanley Capital Services LLC	10/02/20	(7,615)
USD 784,149	CHF 712,128	Morgan Stanley Capital Services LLC	10/02/20	10,979
EUR 19,200	USD 22,638	Morgan Stanley Capital Services LLC	10/02/20	(127)
USD 883,764	MXN 19,054,590	Morgan Stanley Capital Services LLC	10/16/20	23,490
MXN 7,202,356	USD 320,279	Morgan Stanley Capital Services LLC	10/16/20	4,892
USD 32,722	MYR 138,881	Morgan Stanley Capital Services LLC	10/22/20	(689)
HUF 126,801,299	USD 422,994	Morgan Stanley Capital Services LLC	10/22/20	(14,109)
USD 574,618	CNY 4,010,088	Morgan Stanley Capital Services LLC	10/22/20	(14,991)
USD 353,244	HUF 104,354,483	Morgan Stanley Capital Services LLC	10/22/20	16,742
USD 784,242	PLN 2,955,312	Morgan Stanley Capital Services LLC	10/22/20	19,651
USD 385,947	CZK 8,668,250	Morgan Stanley Capital Services LLC	10/22/20	10,332
JPY 2,492,450,075	USD 23,642,873	Morgan Stanley Capital Services LLC	12/04/20	7,886
NZD 10,515,819	USD 6,897,252	Morgan Stanley Capital Services LLC	12/04/20	59,141
GBP 2,009,822	USD 2,582,299	Morgan Stanley Capital Services LLC	12/04/20	11,934
CHF 1,297,494	USD 1,411,060	Morgan Stanley Capital Services LLC	12/04/20	4,244
CAD 6,718,915	USD 5,026,776	Morgan Stanley Capital Services LLC	12/04/20	20,205
EUR 32,356,556	USD 37,788,555	Morgan Stanley Capital Services LLC	12/04/20	199,550
USD 177,503	CHF 164,102	Standard Chartered Bank	10/02/20	(665)
USD 2,745,533	SEK 24,831,262	Standard Chartered Bank	10/02/20	(27,097)
EUR 502,318	USD 597,790	Standard Chartered Bank	10/02/20	(8,843)
EUR 520,490	USD 620,258	Standard Chartered Bank	10/02/20	(10,005)
JPY 480,990	USD 4,569	Standard Chartered Bank	10/02/20	(8)
GBP 591,930	USD 789,641	Standard Chartered Bank	10/02/20	(25,841)
USD 1,301,905	AUD 1,841,107	Standard Chartered Bank	10/02/20	(16,789)
USD 1,994,976	NOK 17,692,392	Standard Chartered Bank	10/02/20	98,177
USD 568,579	CHF 519,020	Standard Chartered Bank	10/02/20	5,069
USD 779,879	CHF 705,308	Standard Chartered Bank	10/02/20	14,114
DKK 3,145,127	USD 501,625	Standard Chartered Bank	10/02/20	(6,322)
CLP 293,583,776	USD 384,962	Standard Chartered Bank	10/16/20	(10,956)
USD 1,263,702	COP 4,755,602,067	Standard Chartered Bank	10/16/20	21,957
USD 657,523	CLP 514,071,080	Standard Chartered Bank	10/16/20	2,630
RON 508,080	USD 124,066	Standard Chartered Bank	10/22/20	(2,024)
USD 342,378	TRY 2,562,497	Standard Chartered Bank	10/22/20	12,318
SEK 24,831,262	USD 2,747,382	Standard Chartered Bank	12/04/20	27,197
CHF 164,102	USD 177,819	Standard Chartered Bank	12/04/20	679
AUD 1,841,107	USD 1,302,110	Standard Chartered Bank	12/04/20	16,796
NZD 1,756,126	USD 1,161,778	State Street Bank and Trust Co.	10/02/20	(12)
USD 482,733	AUD 659,817	State Street Bank and Trust Co.	10/02/20	10,139
USD 626,079	GBP 473,636	State Street Bank and Trust Co.	10/02/20	14,921
USD 1,758,849	CHF 1,596,674	State Street Bank and Trust Co.	10/02/20	25,312
USD 1,176,445	AUD 1,626,751	State Street Bank and Trust Co.	10/02/20	11,284
USD 714,444	CAD 934,230	State Street Bank and Trust Co.	10/02/20	12,833

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

USD 319,019	JPY 33,629,888	State Street Bank and Trust Co.	10/02/20	$147
USD 559,970	SEK 4,893,460	State Street Bank and Trust Co.	10/02/20	13,572
USD 361,739	MXN 7,914,779	State Street Bank and Trust Co.	10/16/20	4,404
PLN 1,817,421	USD 486,634	State Street Bank and Trust Co.	10/22/20	(16,436)
HKD 379,429	USD 48,954	State Street Bank and Trust Co.	10/22/20	1
				$(354,272)

At September 30, 2020, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	5	12/15/20	$535,013	$5,260
Australia 3-Year Bond	36	12/15/20	3,024,746	8,512
Canada 10-Year Bond	2	12/18/20	228,020	(251)
Euro-Bobl 5-Year	85	12/08/20	13,470,882	6,836
Euro-Buxl® 30-year German Government Bond	7	12/08/20	1,827,579	30,673
Euro-OAT	51	12/08/20	10,078,496	51,170
Euro-Schatz	84	12/08/20	11,059,033	1,661
Japanese Government Bonds 10-Year Mini	29	12/11/20	4,182,610	5,985
Long Gilt	22	12/29/20	3,863,867	(4,145)
Long-Term Euro-BTP	18	12/08/20	3,114,561	42,421
U.S. Treasury 2-Year Note	20	12/31/20	4,419,219	49
			$55,804,026	$148,171
Short Contracts:
Euro-Bund	(8)	12/08/20	(1,636,937)	(5,869)
U.S. Treasury 10-Year Note	(38)	12/21/20	(5,302,187)	(4,097)
U.S. Treasury 5-Year Note	(38)	12/31/20	(4,789,187)	(4,526)
U.S. Treasury Long Bond	(8)	12/21/20	(1,410,250)	9,549
U.S. Treasury Ultra 10-Year Note	(46)	12/21/20	(7,356,406)	7,638
U.S. Treasury Ultra Long Bond	(3)	12/21/20	(665,438)	6,884
			$(21,160,405)	$9,579

At September 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 35, Version 1	Buy	(1.000)	12/20/25	USD	4,222,000	$(87,991)	$4,713
						$(87,991)	$4,713

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-LIBOR	Quarterly	1.283%	Semi-Annual	04/14/30	CAD	2,300,000	$44,728	$44,728
Pay	3-month CAD-CDOR	Semi-Annual	2.960	Semi-Annual	11/21/44	CAD	1,000,000	242,991	242,991
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP	900,000	11,439	11,439
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	1,404,812	1,404,812
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	277,200,000	177,106	177,106

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-month USD-LIBOR	Monthly	2.726%	Monthly	12/27/28	USD	1,250,000	$229,627	$229,627
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	95,073	95,073
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	468,261	468,261
Pay	3-month USD-LIBOR	Quarterly	0.687	Semi-Annual	10/13/30	USD	370,000	(828)	(828)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	137,926	137,926
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	295,302	295,302
Pay	3-month USD-LIBOR	Quarterly	1.082	Semi-Annual	10/13/50	USD	119,000	(1,025)	(1,025)
Pay	3-month USD-LIBOR	Quarterly	1.062	Semi-Annual	10/14/50	USD	102,000	(1,419)	(1,419)
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP	200,000	(262)	(262)
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD	11,000,000	(140,688)	(140,688)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	(902,510)	(902,510)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(124,698)	(124,698)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	(120,702)	(120,702)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(458,092)	(458,092)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	(411,319)	(411,319)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	(279,934)	(279,934)
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(170,549)	(170,549)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	(164,140)	(164,140)
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD	3,000,000	(299,551)	(299,551)
Receive	3-month USD-LIBOR	Quarterly	1.807	Semi-Annual	12/18/29	USD	2,250,000	(235,445)	(235,445)
Receive	3-month USD-LIBOR	Quarterly	0.699	Semi-Annual	10/13/30	USD	585,000	635	635
Receive	3-month USD-LIBOR	Quarterly	0.712	Semi-Annual	10/13/30	USD	716,000	–	–
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	(79,994)	(79,994)
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(146,327)	(146,327)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(158,526)	(158,526)
Receive	3-month USD-LIBOR	Quarterly	1.119	Semi-Annual	10/13/50	USD	371,000	–	–
Receive	3-month USD-LIBOR	Quarterly	1.093	Semi-Annual	10/14/50	USD	256,000	1,473	1,473
								$(586,636)	$(586,636)

At September 30, 2020, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	Fixed/Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 30-year Issue	At Maturity	-0.03	At Maturity	BNP Paribas	10/29/20	JPY	230,000,000	$(9,121)	$–	$(9,121)
Receive	Japanese Government 20-year Issue	At Maturity	-0.03	At Maturity	BNP Paribas	11/20/20	JPY	50,000,000	2,436	–	2,436
Receive	Japanese Government 5-year Issue	At Maturity	-0.06	At Maturity	BNP Paribas	12/10/20	JPY	1,457,000,000	13,702	–	13,702
Receive	Japanese Government 20-year Issue	At Maturity	-0.05	At Maturity	Citibank N.A.	01/08/21	JPY	345,000,000	2,444	–	2,444
									$9,461	$–	$9,461

At September 30, 2020, the following OTC purchased credit default swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Reference Entity(2)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield Index, Series 34, Version 8	5.000%	Pay	99.000%	11/18/20	USD	3,942,000	$35,607	$27,996
									$35,607	$27,996

At September 30, 2020, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	10/14/20	0.670	USD	2,421,500	$17,003	$242
Call USD vs. Put AUD	Standard Chartered Bank	10/16/20	0.670	USD	2,421,500	16,119	392
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	2,160,000	19,799	17,479
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	958,000	8,717	7,752
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	1,190,000	11,043	9,630
						$72,681	$35,495

At September 30, 2020, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	0.680%	3-month USD-LIBOR	10/09/20	USD	3,629,000	$12,792	$(5,798)
Call on 30-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.077%	3-month USD-LIBOR	10/09/20	USD	1,378,000	20,153	(21,208)
Put on 10-Year Interest Rate Swap(4)	Citibank N.A.	Receive	0.680%	3-month USD-LIBOR	10/09/20	USD	3,629,000	12,792	(16,403)
Put on 30-Year Interest Rate Swap(4)	Citibank N.A.	Receive	1.077%	3-month USD-LIBOR	10/09/20	USD	1,378,000	20,154	(9,797)
								$65,891	$(53,206)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)	Payments received quarterly.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $202,380,759.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$14,605,470
Gross Unrealized Depreciation	(14,389,121)
Net Unrealized Appreciation	$216,349